Commitments and Contingencies - Assets Pledged, Claims and Legal Proceedings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
Book value of assets pledged as security	$ 1,557,000,000	$ 1,462,000,000
Accrued claim	$ 0	$ 0	$ 0